UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2011

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       UNITED BANK
Address:    2071 CHAIN BRIDGE ROAD, ST 300
            VIENNA, VA 22182


13F File Number: 40-33111

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: STEPHANIE D SHOWALTER
Title: VICE PRESIDENT
Phone: 304-424-8673
Signature, Place, and Date of Signing:

1    PARKERSBURG, WV    0419

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           20
Form 13F Information Table Value Total:           $ 4,467

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  AES CORP                         COM          00130H105       199    15299 SH        SOLE             15299
  AT&T INC                         COM          00206R102       124     4043 SH        SOLE             4043
  AT&T INC                         COM          00206R102       154     5030 SH        OTHER            5030
  APPLE INC                        COM          037833100       400     1147 SH        SOLE             1147
  APPLE INC                        COM          037833100       120      344 SH        OTHER            344
  COCA COLA CO                     COM          191216100       323     4876 SH        SOLE             4876
  EXXON MOBIL CORP                 COM          30231G102       259     3075 SH        SOLE             3075
  EXXON MOBIL CORP                 COM          30231G102       156     1859 SH        OTHER            1859
  FORD MOTOR                       COM          345370860       656    44000 SH        SOLE             44000
  GENERAL ELECTRIC CORP            COM          369604103       195     9707 SH        SOLE             9707
  GENERAL ELECTRIC CORP            COM          369604103        95     4716 SH        OTHER            4716
  ISHARES PHLX SOX                 COM          464287200       118      885 SH        SOLE             885
  ISHARES PHLX SOX                 COM          464287200       116      870 SH        OTHER            870
  JOHNSON & JOHNSON                COM          478160104       160     2700 SH        SOLE             2700
  JOHNSON & JOHNSON                COM          478160104        45      755 SH        OTHER            755
  MCDONALDS CORP                   COM          580135101       182     2394 SH        SOLE             2394
  MCDONALDS CORP                   COM          580135101        20      263 SH        OTHER            263
  PROCTOR & GAMBLE CO              COM          742718109       371     6027 SH        SOLE             6027
  PROCTOR & GAMBLE CO              COM          742718109       437     7099 SH        OTHER            7099
  UNITED BANKSHARES INC            COM          909907107       337    12711 SH        SOLE             12711